Schedule of Allowance for Credit Loss (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	6 Months Ended			12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Balance at beginning of the year/period	$ 125,035	$ 107,013		$ 107,013	$ 108,347
Additions				19,494
Foreign exchange differences	3,750			(1,472)	(1,334)
Balance at end of the year/period	127,929			125,035	$ 107,013
Reversal	$ (856)